Going Concern Uncertainty	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Uncertainty
3.	going concern uncertainty

In connection with preparing its financial statements as of and for the three and six months ended June 30, 2020, the Company’s management evaluated whether there are conditions or events, considered in the aggregate, that are known and reasonably knowable that would raise substantial doubt about the Company’s ability to continue as a going concern through twelve months after the date that such financial statements are issued. During the three and six months ended June 30, 2020, the Company incurred a net loss of $2,023,000 and $3,241,000, respectively. As of June 30, 2020, the Company had $2,234,000 of unrestricted cash and total debt outstanding of $3,250,000. The total debt outstanding consists of $1,625,000 of principal outstanding under each of the Company’s term loan with Avidbank and the loan the Company received in April 2020 under the Paycheck Protection Program.

As a result of the impact of the COVID-19 pandemic on the Company’s business and taking into account its current financial condition and its existing sources of projected revenue and its projected subscription revenue, advertising revenue and cash flows from operations, the Company believes it will have sufficient cash resources to pay forecasted cash outlays only through October 2020, assuming Avidbank does not take actions to foreclose on the Company’s assets in the event the Company becomes out of compliance with its financial covenants, and the Company is able to continue to successfully manage its working capital deficit by managing the timing of payments to its vendors and other third parties.

Based on the factors described above, management concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern through the twelve month period subsequent to the issuance date of these financial statements. Management’s plans for addressing the liquidity shortfall include continuing efforts to raise additional capital through equity financings and alternative sources of debt. However, there can be no assurances that the Company will be able to raise sufficient capital when needed, on acceptable terms, or at all. In light of the substantial doubt regarding the Company’s ability to continue as a going concern through the twelve month period subsequent to the issuance date of these financial statements, the Company’s board of directors and its strategic committee continues to explore and evaluate strategic alternatives focused on maximizing shareholder value.

The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

2.	Going Concern Uncertainty

In connection with preparing its financial statements as of and for the year ended December 31, 2019, the Company’s management evaluated whether there are conditions or events, considered in the aggregate, that are known and reasonably knowable that would raise substantial doubt about the Company’s ability to continue as a going concern through twelve months after the date that such financial statements are issued. During the year ended December 31, 2019, the Company incurred a net loss of $2,047,000, and as a result of the debt reclassification described below, the Company’s current liabilities exceeded its current assets at December 31, 2019 by $25,000. As of December 31, 2019, the Company had $3,209,000 of unrestricted cash and total debt outstanding of $2,750,000, which was the outstanding principal balance of the Company’s term loan with Avidbank. Under the terms of the amendment to the Company’s loan and security agreement that the Company entered into with Avidbank on March 12, 2020, during 2020 the Company will be required to make monthly payments that, if made in accordance with their terms, will result in the Company paying off the term loan by December 31, 2020. Based on this amendment, $1,750,000 of debt outstanding has been reclassified as a current liability in the accompanying balance sheet at December 31, 2019. As a result of the foregoing, and taking into account the Company’s current financial condition, the Company’s management concluded there is substantial doubt about the Company’s ability to continue as a going concern through March 19, 2021.

Since January 1, 2020, the Company has reduced headcount by approximately $2.2 million in annualized salaries and implemented measures to preserve capital. The Company may implement additional measures designed to reduce operating expenses and/or preserve capital. The Company needs to raise capital to meet its debt service obligations to Avidbank and to fund its working capital needs. The Company continues to explore and evaluate opportunities to raise capital, including through equity financings, alternative sources of debt, or strategic transactions, which may include selling a portion or all of the Company’s assets. However, none of these potential sources of capital are currently assured, and the actions to reduce operating expenses the Company has implemented may not sufficiently mitigate the conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern through March 19, 2021. See ITEM 1A. “Risk Factors” in Part I of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019 (the “2019 10K”).

In addition, any actions the Company took or may take to reduce planned capital expenses or operational cash uses may not cover shortfalls in available funds and may negatively impact the Company’s ability to effectively manage, operate and grow its business, to introduce new offerings to its customers, to increase market awareness and encourage the adoption of the Buzztime brand and the Buzztime network, to retain customers, and to generate revenue. See ITEM 1A. “Risk Factors” in Part I of the 2019 10-K.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.